Capital management section (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Management [abstract]
Capital adequacy assessment
ING Group capital position according to CRR/CRD IV
	(fully-loaded)		(phased-in)
	2018	2017	2018	2017
Shareholders' equity[4]	50,932	50,406	50,932	50,406
Interim profit not included in CET1 capital [1]	–1,712	–1,670	–1,712	–1,670
Other adjustments	–3,776	–3,186	–3,726	–3,154
Regulatory adjustments	–5,489	–4,856	–5,439	–4,825
Available common equity Tier 1 capital	45,443	45,550	45,493	45,581

Additional Tier 1 securities [2]	5,339	5,137	5,339	5,137
Regulatory adjustments additional Tier 1	48	42	46	–393
Available Tier 1 capital	50,831	50,729	50,878	50,326

Supplementary capital Tier 2 bonds [3]	8,248	11,086	8,248	11,086
Regulatory adjustments Tier	–1,136	–2,517	–1,325	–4,001
Available Total capital	57,943	59,298	57,801	57,410

Risk weighted assets	314,149	309,887	314,149	309,887

Common equity Tier 1 ratio	14.47%	14.70%	14.48%	14.71%
Tier 1 ratio	16.18%	16.37%	16.20%	16.24%
Total capital ratio	18.44%	19.14%	18.40%	18.53%

1) The interim profit not included in CET1 capital as per 31 December 2018 (€1,712 million) includes €135 million for 4Q 2018 (Full year 2018: €2,646 million) minus a ING Group interim dividend payment of €934 million paid out in Aug 2018.

2) Including €2,833 million which is CRR/CRD IV-compliant (2017: €2,691 million) and €2,506 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: €2,446 million).
3) Including €8,079 million which is CRR/CRD IV-compliant (2017: €8,995 million), and €168 million be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: €2,091 million).
4) Shareholders' equity is determined in accordance with IFRS-EU

ING Bank NV capital position according to CRR/CRD IV
	(fully-loaded)		(phased-in)
	2018	2017	2018	2017
Shareholders' equity [4]	44,173	43,662	44,173	43,662
Interim profit not included in CET1 capital [1]	–174	–44	–174	–44
Other adjustments	–3,621	–3,043	–3,568	–3,017
Regulatory adjustments	–3,794	–3,087	–3,742	–3,061
Available common equity Tier 1 capital	40,379	40,576	40,431	40,602

Additional Tier 1 securities [2]	5,179	4,989	5,179	4,989
Regulatory adjustments additional Tier 1	62	53	62	–374
Available Tier 1 capital	45,619	45,618	45,671	45,217

Supplementary capital Tier 2 bonds [3]	8,248	11,086	8,248	11,086
Regulatory adjustments Tier 2	66	47	69	–44
Available Total capital	53,933	56,751	53,988	56,259

Risk weighted assets	313,572	309,287	313,572	309,287

Common equity Tier 1 ratio	12.88%	13.12%	12.89%	13.13%
Tier 1 ratio	14.55%	14.75%	14.56%	14.62%
Total capital ratio	17.20%	18.35%	17.22%	18.19%

1) The interim profit not included in CET1 capital as per 31 December 2018 (€ 174 million) includes €44 million for 4Q 2018 (Full year 2018: € 2,646 million).
2) Including € 3,271 million which is CRR/CRD IV-compliant (2017: € 3,123 million) and € 1,907 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: € 1,866 million).
3) Including € 8,079 million which is CRR/CRD IV-compliant (2017: € 8,995 million), and € 168 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2017: € 2,091 million).
4) Shareholders' equity is determined in accordance with IFRS-EU

Main credit ratings
Ratings

Main credit ratings of ING at 31 December 2018
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
Long-term	A-	Stable	Baa1	Stable	A+	Stable
ING Bank N.V.
Long-term	A+	Stable	Aa3	Stable	A+	Positive
Short-term	A-1		P-1		F1